Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Future Minimum Time Charter Revenue
2026	$ 95,119
2027	30,670
2028	15,378
2029	9,227
2030	9,227
Thereafter	4,550
Total	$ 164,171